Expense Example, No Redemption {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-10 - Fidelity® International Discovery Fund	Dec. 30, 2020 USD ($)
Fidelity International Discovery Fund-Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity International Discovery Fund-Class M
Expense Example, No Redemption:
1 Year	508
3 Years	840
5 Years	1,195
10 Years	2,194
Fidelity International Discovery Fund-Class C
Expense Example, No Redemption:
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,493
Fidelity International Discovery Fund-Class I
Expense Example, No Redemption:
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271
Fidelity International Discovery Fund-Class Z
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	$ 1,120